Performance Management - Stone Ridge High Yield Reinsurance Risk Premium Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855) 609-3680.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
Bar Chart Closing [Text Block]	Best Quarter(as of December 31, 2025)Worst Quarter(as of December 31, 2025)Q4 20227.49%Q3 2022(10.29)%
Performance Table Heading	Average Annual Total Returnsfor the periods ended December 31, 2025
Performance Table Narrative	After-tax returns are shown for Class I Shares only. After-tax returns for Class M Shares will differ.After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.The “Return After Taxes on Distributions and Sale of Fund Shares” is higher, in some cases, than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher, in some cases, than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I Shares only. After-tax returns for Class M Shares will differ.
Performance Availability Phone [Text]	(855) 609-3680
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter(as of December 31, 2025)
Highest Quarterly Return	7.49%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter(as of December 31, 2025)
Lowest Quarterly Return	(10.29%)
Lowest Quarterly Return, Date	Sep. 30, 2022